PIMCO StocksPLUS Global Portfolio Average Annual Total Returns - Advisor Class [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.55%	11.76%	11.55%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent	24.25%	10.89%	11.07%